Particulars of Employees (including Directors)	6 Months Ended
Dec. 31, 2024
Additional information [abstract]
Particulars of Employees (including Directors)	Particulars of Employees (including Directors)

	Six Months Ended December 31
	2024	2024
The average number of staff employed by the group during the period (including directors):
Number of operational staff	10,541	10,606
Number of administrative staff	1,250	1,140
Number of management staff	8	9
Total	11,799	11,755